CONSOLIDATED PROFIT AND LOSS ACCOUNT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES AND OTHER INCOME
Sales from operations	€ 69,881	€ 75,822	€ 66,919
Other income and revenues	1,160	1,116	4,058
Total revenues and other income	71,041	76,938	70,977
Purchases, services and other	(50,874)	(55,622)	(51,548)
Net (impairment losses) reversals of trade and other receivables	(432)	(415)	(913)
Payroll and related costs	(2,996)	(3,093)	(2,951)
Other operating income (expense)	287	129	(32)
Depreciation and amortization	(8,106)	(6,988)	(7,483)
Net (impairment losses) reversals of tangible and intangible assets and right-of-use assets	(2,188)	(866)	225
Write-off of tangible and intangible assets	(300)	(100)	(263)
OPERATING PROFIT	6,432	9,983	8,012
FINANCE INCOME (EXPENSE)
Finance income	3,087	3,967	3,924
Finance expense	(4,079)	(4,663)	(5,886)
Net finance income (expense) from financial assets held for trading	127	32	(111)
Derivative financial instruments	(14)	(307)	837
Finance income (expense)	(879)	(971)	(1,236)
INCOME (EXPENSE) FROM INVESTMENTS
Share of profit (loss) from equity-accounted investments	(88)	(68)	(267)
Other gain (loss) from investments	281	1,163	335
Income (expense) from investments	193	1,095	68
PROFIT BEFORE INCOME TAXES	5,746	10,107	6,844
Income taxes	(5,591)	(5,970)	(3,467)
Net profit	155	4,137	3,377
Attributable to Eni	148	4,126	3,374
Attributable to non-controlling interest	€ 7	€ 11	€ 3
Earnings per share attributable to Eni ( per share)
Basic	€ 0.04	€ 1.15	€ 0.94
Diluted	€ 0.04	€ 1.15	€ 0.94
Related parties
REVENUES AND OTHER INCOME
Sales from operations	€ 1,248	€ 1,383	€ 1,567
Other income and revenues	4	8	41
Purchases, services and other	(9,173)	(8,009)	(9,164)
Net (impairment losses) reversals of trade and other receivables	28	26
Payroll and related costs	(28)	(22)	(34)
Other operating income (expense)	19	319	331
FINANCE INCOME (EXPENSE)
Finance income	96	115	191
Finance expense	€ (36)	€ (283)	€ (4)